UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 112.46%		$801,924,218

(Cost $837,643,620)

Diversified Banks 8.75%		62,384,504

Comerica, Inc.	296,000	10,383,680
U.S. Bancorp.	720,900	23,328,324
Wachovia Corp.	550,000	14,850,000
Wells Fargo & Co.	475,000	13,822,500

Electric Utilities 13.64%		97,297,368

American Electric Power Co., Inc.	508,500	21,168,855
Duke Energy Corp.	1,000,000	17,850,000
Great Plains Energy, Inc.	67,000	1,651,550
Hawaiian Electric Industries, Inc.	114,700	2,737,889
Pinnacle West Capital Corp.	230,000	8,068,400
Progress Energy, Inc.	575,000	23,977,500
Southern Co.	613,400	21,843,174

Gas Utilities 11.11%		79,258,075

Atmos Energy Corp.	766,500	19,545,750
National Fuel Gas Co.	232,500	10,976,325
Northwest Natural Gas Co.	300,000	13,032,000
ONEOK, Inc.	800,000	35,704,000

Independent Power Producers & Energy Traders 2.31%		16,458,800

Black Hills Corp.	460,000	16,458,800

Industrial Conglomerates 0.73%		5,181,400

General Electric Co.	140,000	5,181,400

Integrated Oil and Gas 6.92%		49,317,270

BP Plc, ADR (United Kingdom) (F)	410,000	24,866,500
Chevron Corp.	185,000	15,791,600
Total SA, ADR (France) (F)	117,000	8,659,170

Integrated Telecommunication Services 3.94%		28,128,185

AT&T, Inc.	520,000	19,916,000
Verizon Communications, Inc.	225,300	8,212,185

Multi-Utilities 40.59%		289,398,835

Ameren Corp.	561,100	24,710,844
CH Energy Group, Inc.	386,000	15,015,400
Consolidated Edison, Inc.	350,100	13,898,970
Dominion Resources, Inc.	608,000	24,830,720
DTE Energy Co.	609,914	23,719,555
Energy East Corp.	755,000	18,210,600
Integrys Energy Group, Inc.	656,300	30,609,832

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

NiSource, Inc.	790,500	13,628,220
NSTAR	1,041,868	31,704,043
OGE Energy Corp.	895,000	27,897,150
PNM Resources, Inc.	116,000	1,446,520
Public Service Enterprise Group, Inc.	380,000	15,272,200
SCANA Corp.	60,000	2,194,800
TECO Energy, Inc.	415,000	6,619,250
Vectren Corp.	815,700	21,885,231
Xcel Energy, Inc.	890,000	17,755,500

Oil & Gas Storage & Transportation 4.58%		32,651,500

Enbridge Inc. (Canada) (F)	25,000	1,029,000
Spectra Energy Corp.	1,390,000	31,622,500

Other Diversified Financial Services 6.75%		48,106,910

Bank of America Corp.	730,000	27,674,300
Citigroup, Inc.	445,000	9,531,900
JPMorgan Chase & Co.	253,800	10,900,710

Publishing 0.01%		97,661

Idearc, Inc.	26,830	97,661

Regional Banks 11.27%		80,374,204

BB&T Corp.	495,000	15,869,700
First Horizon National Corp.	215,000	3,012,150
KeyCorp	619,000	13,587,050
PNC Financial Services Group, Inc. (The)	305,000	19,998,850
Regions Financial Corp.	1,412,985	27,906,454

Thrifts & Mortgage Finance 0.39%		2,811,900

Washington Mutual, Inc.	273,000	2,811,900

Wireless Telecommunication Services 1.47%		10,457,606

Vodafone Group Plc, ADR
(United Kingdom) (F)	354,375	10,457,606

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 39.09%			$278,706,191

(Cost $318,099,856)

Broadcasting & Cable TV 0.43%			3,083,535

Comcast Corp., 7.00%	BBB+	125,500	3,083,535

Consumer Finance 0.69%			4,932,350

HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	150,000	3,240,000
SLM Corp., 6.97%, Ser A	BBB-	42,500	1,692,350

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Diversified Banks 2.37%			16,912,450

Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom) (F)	A	858,500	16,912,450

Diversified Metals & Mining 0.34%			2,457,875

Freeport McMoRan Copper & Gold, Inc.,
6.75%	B+	17,500	2,457,875

Electric Utilities 12.33%			87,911,726

Alabama Power Co., 5.30% (Class A)	BBB+	200,000	4,431,260
Carolina Power & Light Co., $5.44	BBB-	111,493	9,504,778
Connecticut Light & Power Co., $3.24,
Ser 68G	BB+	20,686	1,065,329
Duquesne Light Co., 6.50%	BB	427,000	18,574,500
Entergy Arkansas, Inc., $6.08	BA1	11,372	1,194,416
Entergy Arkansas, Inc., 4.56%	BB+	9,388	801,501
Entergy Arkansas, Inc., 4.56%, Ser 1965	BB+	9,818	838,212
Entergy Arkansas, Inc., 6.45%	BB+	110,000	2,784,375
Entergy Mississippi, Inc., 4.92%	BA2	8,190	776,003
Entergy Mississippi, Inc., 6.25%	BB+	197,500	5,190,557
FPC Capital I, 7.10%, Ser A	BBB-	67,500	1,665,225
FPL Group Capital Trust I, 5.875%	BBB+	275,000	6,531,250
Interstate Power & Light Co., 7.10%, Ser C	BBB-	20,700	539,494
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	233,000	6,440,120
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,293,750
PPL Energy Supply, LLC, 7.00%	BBB	297,512	7,494,327
Southern California Edison Co., 6.00%,
Ser C	BBB-	30,000	2,993,439
Southern California Edison Co., 6.125%	BBB-	50,000	4,942,190
Xcel Energy, Inc., $4.56, Ser G	BB+	53,900	4,851,000

Gas Utilities 2.18%			15,530,790

Southern Union Co., 7.55%, Ser A	BB	627,000	15,530,790

Investment Banking & Brokerage 4.46%			31,792,084

Bear Stearns Cos., Inc. (The), 5.49%,
Depositary Shares, Ser G	BBB+	256,100	9,667,775
Bear Stearns Cos., Inc. (The), 5.72%,
Depositary Shares, Ser F	BBB+	15,100	588,900
Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	BBB+	95,700	3,756,225
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	61,000	2,050,210
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	271,760	9,851,300
Lehman Brothers Holdings, Inc., 6.50%,
Depositary Shares, Ser F	A-	164,300	3,019,834
Merrill Lynch & Co., Inc., 6.375%,
Depositary Shares, Ser 3	A	139,000	2,857,840

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Life & Health Insurance 2.46%			17,549,100

MetLife, Inc., 6.50%, Ser B	BBB	765,000	17,549,100

Multi-Line Insurance 0.80%			5,683,200

ING Groep NV, 6.20% (Netherlands) (F)	A	109,100	2,400,200
ING Groep NV, 7.05% (Netherlands) (F)	A	140,000	3,283,000

Multi-Utilities 1.50%			10,670,212

BGE Capital Trust II, 6.20%	BBB-	147,100	3,337,699
Public Service Electric & Gas Co., 5.05%,
Ser D	BB+	23,442	2,059,145
Public Service Electric & Gas Co., 5.28%,
Ser E	BB+	22,930	2,172,618
South Carolina Electric & Gas Co., 6.52%	Baa1	31,400	3,100,750

Oil and Gas Exploration & Production 4.15%			29,584,138

Anadarko Petroleum Corp., 5.46%,
Depositary Shares, Ser B	BB	40,000	3,996,252
Devon Energy Corp., 6.49%, Ser A	BB+	150,000	15,140,625
Nexen, Inc., 7.35% (Canada) (F)	BB+	435,484	10,447,261

Other Diversified Financial Services 5.24%			37,380,800

ABN AMRO Capital Funding Trust VII, 6.08%	A	980,000	19,874,400
Bank of America Corp., 6.204%, Depositary
Shares, Ser D	A+	240,000	5,217,600
Bank of America Corp., 6.625%	A+	245,000	5,537,000
DB Capital Trust II, 6.55%	A+	310,000	6,751,800

Regional Banks 0.09%			617,500

Wachovia Corp., 8%	A	25,000	617,500

Reinsurance 0.25%			1,781,300

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda) (F)	BBB+	94,000	1,781,300

Specialized Finance 0.59%			4,188,100

CIT Group, Inc., 6.35%, Ser A	BBB+	310,000	4,188,100

Wireless Telecommunication Services 1.21%			8,631,031

United States Cellular Corp., 7.50%	BB+	398,294	8,631,031

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 1.63%					$11,600,000

(Cost $11,600,000)

Government U.S. Agency 1.63%					11,600,000

Federal Home Loan Bank,
Disc Note	1.53% (Y)	04-01-08	AAA	$11,600	11,600,000

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
March 31, 2008 (unaudited)

Total investments (Cost $1,167,343,476)† 153.17%	$1,092,230,409

Other assets and liabilities, net 0.13%	$930,807

Fund preferred shares, at liquidation value (53.30%)	($380,098,202)

Total net assets applicable to common shareholders 100.00%	$713,063,014

The percentage shown for each investment category is the total value of that category, as a percentage of the net assets applicable to common shareholders.

John Hancock
Tax-Advantaged Dividend Income Fund
Notes to Schedule of Investments
March 31, 2008 (unaudited)

ADR American Depositary Receipt

(A) Credit ratngs are unaudited and are rated by Moodys Investor Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments, for Federal income tax purposes was $1,167,343,476. Gross unrealized appreciation and depreciation of investments aggregated $72,977,129 and $148,090,196 respectively, resulting in net unrealized depreciation of $75,113,067.

Notes to Schedule of Investments - Page 6

John Hancock
Tax-Advantaged Dividend Income Fund
Interest rate swap contracts
March 31, 2008 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination		Unrealized
amount	by Fund	by Fund	date	Counterparty	depreciation

$ 95,000,000.00	3.60% (a)	3-month LIBOR	Jan 2011	Bank of America	($2,269,989)

(a) Fixed rate

Interest rate swap contracts - Page 7

John Hancock
Tax-Advantaged Dividend Income Fund
Financial futures contracts
March 31, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	depreciation

U.S.10-Year Treasury Note	375	Short	Jun 2008	($1,751,651)

Financial futures contracts - Page 8

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$972,551,892	($1,751,651)

Level 2 – Other Significant Observable Inputs	91,599,239	(2,269,989)

Level 3 – Significant Unobservable Inputs	28,079,278	–

Total	$1,092,230,409	($4,021,640)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$10,034,370	–

Accrued discounts/premiums	–	–

Realized gain (loss)	–	–

Change in unrealized appreciation (depreciation)	(3,772,144)	–

Net purchases (sales)	–	–

Transfers in and/or out of Level 3	21,817,052	–

Balance as of 3/31/08	$28,079,278	–

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

Notes to Schedule of Investments - Page 9

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 10

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 3/08
5/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008